Schedule H, Line 4i – Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
EBP 006
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held at End of Year)

LNL Agents' 401(k) Savings Plan
Plan Number: 006
EIN: 35-0472300
Schedule H, Line 4i – Schedule of Assets (Held at End of Year)
December 31, 2025

(a)	(b)	(c)	(d)	(e)
	Identity of Issue,	Description of Investment,
	Borrower,	Including Maturity Date,
	Lessor or	Rate of Interest,	Cost	Current
	Similar Party	Par or Maturity Value	**	Value

	Mutual funds:
	Nomura	Small Cap Value Fund Class R6		$2,754,130
	AllianceBernstein	Discovery Growth Fund		10,032,261
	Total mutual funds			12,786,391

	Collective investment trusts:
	Acadian Asset Management	All Country World/ex U.S. Equity		10,806,870
	BlackRock	Equity Dividend Fund M		14,102,122
	Fidelity Institutional Asset Management	Core Plus CIT Class H		6,678,707
	Income America	In Retirement Fund Fee Class 5ForLife-L		109,341
	Income America	2030 Fund Fee Class 5ForLife-L		1,618,537
	Income America	2035 Fund Fee Class 5ForLife-L		67,339
	J.P. Morgan	Large Cap Growth Fund Class CF-A		35,676,320
	MFS	International Growth Fund		9,230,327
	PIMCO	Diversified Real Asset Collective Trust		1,335,992
	State Street Global Advisors Ltd.	Target Retirement Income Fund Class M		9,420,635
	State Street Global Advisors Ltd.	Target Retirement 2025 Fund Class M		5,354,891
	State Street Global Advisors Ltd.	Target Retirement 2030 Fund Class M		8,032,846
	State Street Global Advisors Ltd.	Target Retirement 2035 Fund Class M		1,063,535
	State Street Global Advisors Ltd.	Target Retirement 2040 Fund Class M		2,133,064
	State Street Global Advisors Ltd.	Target Retirement 2045 Fund Class M		1,469,494
	State Street Global Advisors Ltd.	Target Retirement 2050 Fund Class M		1,299,576
	State Street Global Advisors Ltd.	Target Retirement 2055 Fund Class M		969,149
	State Street Global Advisors Ltd.	Target Retirement 2060 Fund Class M		1,129,907
	State Street Global Advisors Ltd.	Target Retirement 2065 Fund Class M		76,143
	State Street Global Advisors Ltd.	Target Retirement 2070 Fund Non Lending Series		522,408
	State Street Global Advisors Ltd.	Global Equity All Cap/ex U.S. Index Fund		2,117,459
	State Street Global Advisors Ltd.	Russell Small-Mid Cap Index Fund		5,266,276
	State Street Global Advisors Ltd.	S&P 500 Index Non Lending Series Fund Class K		14,668,215
	State Street Global Advisors Ltd.	U.S. Bond Index Fund		2,440,717
	Total collective investment trusts			135,589,870

*	LNC	Common stock		18,484,664

*	LNL	Investment contract — at contract value		35,548,141

	Goldman Sachs	Money market funds		584,143

*	Charles Schwab	Brokerage account		18,094,626

*	Participant loans	Maturing through January 2043, interest
		rates ranging from 4.25% to 9.50%	$–	897,139
				$221,984,974

*	Represents a permitted party-in-interest
**	Cost information is not required for participant-directed investments